Concentrations - Schedule of Concentrations (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage		32.00%	31.00%	19.00%
Customer Concentration Risk [Member] | Customer A [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			3.00%
Customer Concentration Risk [Member] | Customer B [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage		16.00%	22.00%
Customer Concentration Risk [Member] | Customer B [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		55.00%	81.00%
Customer Concentration Risk [Member] | Customer C [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage				26.00%
Customer Concentration Risk [Member] | Customer D [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage				11.00%
Customer Concentration Risk [Member] | Customers E [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
Customer Concentration Risk [Member] | Customers E [Member] | Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		26.00%
Supplier Concentration Risk [Member] | Zhejiang Kandi Supply Chain Management Co., Ltd. [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]	37.00%	51.00%	20.00%
Supplier Concentration Risk [Member] | Zhejiang Kandi Supply Chain Management Co., Ltd. [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]	8.00%	28.00%
Supplier Concentration Risk [Member] | Jinhua Jingcheng Industrial Co., Ltd. [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration risk percentage		29.00%
Supplier Concentration Risk [Member] | Jinhua Jingcheng Industrial Co., Ltd. [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		58.00%

[1]	Zhejiang Kandi Technologies owns 10% equity interest of the supplier.